Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	¥ 26,199,419	¥ 27,856,703
Gross unrealized gains, available-for-sale securities		32,181	37,721
Gross unrealized losses, available-for-sale securities		32,888	41,389
Fair value, available-for-sale securities		26,198,712	27,853,035
Amortized cost, held-to-maturity securities	[1],[2]	1,395,648	887,149
Gross unrealized gains, held-to-maturity securities		14,640	19,733
Gross unrealized losses, held-to-maturity securities		6,705	3,273
Total		1,403,583	903,609
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	19,029,022	20,953,200
Gross unrealized gains, available-for-sale securities		498	1,945
Gross unrealized losses, available-for-sale securities		26,477	34,562
Fair value, available-for-sale securities		19,003,043	20,920,583
Amortized cost, held-to-maturity securities	[1],[2]	479,970	479,959
Gross unrealized gains, held-to-maturity securities		7,437	9,555
Total		487,407	489,514
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	494,716	463,673
Gross unrealized gains, available-for-sale securities		713	544
Gross unrealized losses, available-for-sale securities		486	658
Fair value, available-for-sale securities		494,943	463,559
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	1,070,555	906,499
Gross unrealized gains, available-for-sale securities		3,269	4,440
Gross unrealized losses, available-for-sale securities		69	46
Fair value, available-for-sale securities		1,073,755	910,893
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	1,331,043	1,505,770
Gross unrealized gains, available-for-sale securities		783	1,975
Gross unrealized losses, available-for-sale securities		889	209
Fair value, available-for-sale securities		1,330,937	1,507,536
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2],[3]	591,778	512,720
Gross unrealized gains, available-for-sale securities	[3]	8,467	8,746
Gross unrealized losses, available-for-sale securities	[3],[4]	853	687
Fair value, available-for-sale securities	[3]	599,392	520,779
Amortized cost, held-to-maturity securities	[1],[2],[5]	915,678	407,190
Gross unrealized gains, held-to-maturity securities	[5]	7,203	10,178
Gross unrealized losses, held-to-maturity securities	[5]	6,705	3,273
Total	[5]	916,176	414,095
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	63,273	70,111
Gross unrealized gains, available-for-sale securities		706	761
Gross unrealized losses, available-for-sale securities		137	188
Fair value, available-for-sale securities		63,842	70,684
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	760,959	709,938
Gross unrealized gains, available-for-sale securities		6,182	6,196
Gross unrealized losses, available-for-sale securities		224	39
Fair value, available-for-sale securities		766,917	716,095
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	1,977,235	1,897,117
Gross unrealized gains, available-for-sale securities		9,962	10,537
Gross unrealized losses, available-for-sale securities		2,774	3,574
Fair value, available-for-sale securities		1,984,423	1,904,080
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2],[6]	880,838	837,675
Gross unrealized gains, available-for-sale securities	[6]	1,601	2,577
Gross unrealized losses, available-for-sale securities	[6]	979	1,426
Fair value, available-for-sale securities	[6]	¥ 881,460	¥ 838,826

[1]	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥10,379 million at March 31, 2021, and ¥8,951 million at September 30, 2021 and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥13,617 million at March 31, 2021, and ¥11,466 million at September 30, 2021.
[3]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥520,746 million and ¥33 million, respectively, at March 31, 2021, and ¥599,359 million and ¥33 million, respectively, at September 30, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[4]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥107,077 million at March 31, 2021, and ¥143,070 million at September 30, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[5]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[6]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥275,661 million at March 31, 2021, and ¥287,612 million at September 30, 2021.